Financial Instruments - Non-Derivative (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Investments in Financial Instruments
Assets	$ 46,193,173	$ 32,586,352
Assets at fair value	46,193,173	32,586,352
Trade accounts receivable, net
Investments in Financial Instruments
Assets	6,175,819	8,131,458
Assets at fair value	6,175,819	8,131,458
Long-term loan and interest receivable from GTAC
Investments in Financial Instruments
Assets	1,024,371	948,549
Assets at fair value	1,031,497	953,423
Open-Ended Fund
Investments in Financial Instruments
Assets	784,769	674,451
Assets at fair value	784,769	674,451
Publicly traded equity instruments
Investments in Financial Instruments
Assets	1,709,942	1,912,150
Assets at fair value	1,709,942	1,912,150
Senior Notes due 2025, 2032 and 2040
Investments in Financial Instruments
Liabilities	23,361,664	18,954,884
Liabilities at fair value	22,806,032	20,432,901
Senior Notes due 2045
Investments in Financial Instruments
Liabilities	16,499,319	13,387,004
Liabilities at fair value	11,969,101	11,542,810
Senior Notes due 2037 and 2043
Investments in Financial Instruments
Liabilities	10,725,690	10,725,690
Liabilities at fair value	6,794,877	8,090,190
Senior Notes due 2026 and 2046
Investments in Financial Instruments
Liabilities	22,684,545	18,405,492
Liabilities at fair value	19,734,233	18,379,439
Senior Notes Due 2049
Investments in Financial Instruments
Liabilities	13,792,972	11,191,163
Liabilities at fair value	10,280,454	10,035,228
Notes due 2027
Investments in Financial Instruments
Liabilities	4,500,000	4,500,000
Liabilities at fair value	4,252,725	4,233,150
Long-term loans payable to Mexican banks
Investments in Financial Instruments
Liabilities	12,650,000	12,650,000
Liabilities at fair value	12,777,242	12,789,686
Lease liabilities
Investments in Financial Instruments
Liabilities	5,386,639	7,291,550
Liabilities at fair value	$ 5,454,171	$ 7,334,492